RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

The Company has an agreement with a company owned by a Board member for the use of an asset for corporate and marketing activities. The Company has in 2024, 2023 and 2022 paid operating costs of $1.4 million, $1.3 million and $1.2 million, and fees associated with actual use. In 2024, 2023 and 2022, the Company recognized an expense of $0.1 million, $0.2 million and $0.3 million, respectively, for utilization of the asset. No amounts were due to the related party as of December 31, 2024, or December 31, 2023.